Other liabilities and deferred credits (Tables)	12 Months Ended
Dec. 31, 2016
Other liabilities and deferred credits
Other liabilities and deferred credits
In millions	December 31,	2016	2015
Personal injury and other claims provisions (Note 16) (1)		$225	$245
Environmental provisions (Note 16) (1)		36	59
Stock-based compensation liability (Note 14) (1)		35	63
Deferred credits and other		297	277
Total other liabilities and deferred credits		$593	$644

(1)	See Note 9 – Accounts payable and other for the related current portion.